Share-based payments - MIP I (Details)				12 Months Ended
	Dec. 27, 2012 MXN ($)	Dec. 24, 2012 MXN ($)	Dec. 21, 2012 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)
Share-based payments
Cost of MIP related to the vested shares				$ 93,916,000	$ 51,044,000
MIP I
Share-based payments
Exercise price of shares		$ 5.31
Amount borrowed by trust	$ 133,723,000
Maximum term of share options		10 years
Total cost of MIP determined						$ 2,722,000
Cost of MIP related to the vested shares					$ 327,000
Series A and B shares | MIP I
Share-based payments
Number of instruments granted in share-based payment arrangement | EquityInstruments			25,164,126
Shares issued as a percentage of diluted capital stock			3.00%
Exercise price of shares			$ 5.31